Going Concern (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Going Concern (Textual)
Accumulated deficit		$ 10,457,710		$ 5,324,796
Unsecured loan		283,000
Short-term promissory note		253,000
Convertible promissory note financing		1,625,120
Second convertible promissory note financing		1,540,000
Gross proceeds were raised out	$ 1,113,000	824,894
Maximum subscription amount	$ 10,000,000
2017 Convertible Notes [Member]
Going Concern (Textual)
Gross proceeds of equity qualified financing		$ 3,000,000